Income Taxes - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Income Taxes
Income before income taxes	$ 191,633	$ 151,152	$ 133,728
Combined basic Canadian statutory rates	26.50%	26.50%	26.50%
Income tax expense based on the above rates	$ 50,783	$ 40,055	$ 35,438
Permanent differences	1,490	124	590
Effect of differences between Canadian and foreign tax rates	(2,042)	(1,293)	(1,859)
Effect of rate changes on current year timing differences	(424)	(48)	(219)
Change in estimates relating to prior periods	66	(2,888)	(972)
Increase (decrease) in accruals for uncertain tax positions	(544)	(117)	(1,181)
Valuation allowance	564	263	(155)
Research tax credits	(2,230)	(1,488)	(734)
Other, including foreign exchange	697	637	584
Income tax expense	$ 48,360	$ 35,245	$ 31,492